Financing Receivables, net	6 Months Ended
Jun. 30, 2025
Financing Receivables, net
Financing Receivable, Net

Note 6 - Financing Receivables, net

Starting in June 2022, the Group provided factoring financing service. The initial term of the financing receivables was 12 months with maturity in June 2023 and annual interest of 6.5%. The financing receivables were subsequently renewed in both June 2023 and June 2024 for an additional 12 months each with annual interest of 4.8%. The principal balance of the financing receivables as of December 31, 2024 had been outstanding since June 2022. On April 25, 2025, the entire financing receivables balance was fully settled as partial consideration paid in connection with the equity acquisition agreement entered into on April 18, 2025 (See Note 3).  The Group recognized a gain of $2,314,342 (RMB16,785,000) from disposal of the financing receivables with fair value of $46,861,913 (RMB335,700,000) as compared to the carrying value of $44,518,817 (RMB318,915,000) prior to the disposal. The gain was included in other income (expense) for the six months ended June 30, 2025.

Prior to the event described in Note 3, all the financing receivables were collateralized by pledged accounts receivable from large state-owned entities and well-established companies, and the net realizable value of the underlying collaterals was greater than the carrying amount of the financing receivables as of December 31, 2024 and 2023. Given all financing receivables were collateralized by pledged accounts receivable from large state-owned entities and well-established companies, the Group did not consider the renewals of the financing receivables terms to impact the credit risk determination and expected the outstanding financing receivables to be realizable within the 12-month term; accordingly, the Group classified all the financing receivables as current assets, and the Group did not consider it necessary to establish a nonaccrual policy.

The following table presents the activities related to the financing receivables:

	Principal	Interest	Total
Balance as of December 31, 2024	$40,072,336	$5,301,903	$45,374,239
Increase in accrued interest	-	620,442	620,442
Principal and interest derecognized	(40,330,364)	(5,956,485)	(46,286,849)
Foreign currency translation adjustment	258,028	34,140	292,168
Balance as of June 30, 2025	$-	$-	$-
Allowance for credit losses			-
Financing receivables, net			-

	Principal	Interest	Total
Balance as of December 31, 2023	$41,197,763	$3,585,248	$44,783,011
Increase in accrued interest	-	1,840,722	1,840,722
Foreign currency translation adjustment	(1,125,427)	(124,067)	(1,249,494)
Balance as of December 31, 2024	$40,072,336	$5,301,903	$45,374,239
Allowance for credit losses			(2,268,712)
Financing receivables, net			43,105,527

The movement of allowance for credit losses is as follows:

	June 30,	December 31,
	2025	2024
Balance at beginning of period	$2,268,712	$2,239,151
Change in allowance for credit losses	(2,283,320)	92,036
Foreign currency translation adjustment	14,608	(62,475)
Balance at end of period	$-	$2,268,712

For the six months ended June 30, 2025 and 2024, the Group recognized net financing interest income of $620,442, and $860,149, respectively.